Shareholders' Equity (Details Textual) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended		12 Months Ended
	Jun. 03, 2018	Jun. 08, 2016	Aug. 21, 2018	Jan. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Ordinary shares, description			The Company's ADSs are traded on the Nasdaq under the symbol "SFET". Each ADS represents 40 ordinary shares. The last reported market price for the Company's securities on December 31, 2018 was $2.97 per ADS on the Nasdaq and $0.087 per share on the TASE
Warrant description		The terms of the warrants, which were issued are as follows: each Series 1 warrant is exercisable into one share in consideration for 6.25 NIS until February 9, 2017. Each Series 2 warrant is exercisable into one share in consideration for 7.50 NIS until December 9, 2017.
Deductible issuance expenses					$ 11,400	$ 11,400	$ 11,400
Private offerings description					The Company has undertaken that in case that it will decide to issue additional shares over the course of up to 12 or 24 months from the respective dates of the issuances, at a price per share that is lower than the price per share that was set as part of the private issuances, it will compensate the relevant investors by issuing additional shares in accordance with the difference between the price per share of the relevant private issuance and the price per share in that future issuance, up to a minimal price that ranges between 0.88-6 NIS per share
Issuance expenses						$ 1,545	$ 663
Public offering, description			The Company completed an underwritten public offering on the Nasdaq of 510,438 units comprising of 510,438 American Depositary Shares ("ADSs") at a price of $14.35 per ADS, 510,438 Series A warrants to purchase up to 765,657 ADSs with an exercise price of $14.35 per ADS, and 510,438 Series B warrants to purchase up to a maximum of 1,193,407 ADSs. Each ADS represents 40 of the Company's Ordinary Shares. The Company received aggregate gross proceeds of approximately $7.335 million from the offering,
Series B warrants [Member]
Statement Line Items [Line Items]
Issuance expenses					$ 1,300
Purchase of warrant/option, description					In connection with the offering the Company granted the underwriter a 45-day option to purchase up to 76,565 additional ADSs and Series A warrants to purchase up to an additional 114,848 ADSs and Series B warrants to purchase up to an additional 178,653 ADS.
Series 1 warrants [Member]
Statement Line Items [Line Items]
Purchase of warrants		1,292,280
Warrant consideration		$ 4,173
Warrant description		As part of the issuance, offers were received to purchase 32,307 units of 3,230,700 shares		The Company's general meeting decided to defer the exercise date of the Series 1 warrants from February 9, 2017 to April 30, 2017 and to reduce the exercise price of the warrants from 6.25 NIS to 5.50 NIS. As of April 30, 2017, 8,750 warrants were exercised before the reduction of the exercise price, for a total consideration of approximately 55 thousand NIS (approximately $14 thousand), and 1,281,529 warrants were exercised after the reduction of the exercise price, for a total consideration of approximately 7,048 thousand NIS (approximately $1,930 thousand) (99.85% of all series 1 warrants were exercised in consideration for approximately 7,103 thousand NIS (approximately $ 1,943 thousand). The remaining warrants expired on April 30, 2017.
Series 2 warrants [Member]
Statement Line Items [Line Items]
Purchase of warrants		1,292,280
Warrant consideration		$ 4,173
Warrant description		As part of the issuance, offers were received to purchase 32,307 units of 3,230,700 shares		7,020 warrants were exercised in May 2017 for a total consideration of approximately 53 thousand NIS (approximately $15 thousand). On November 2017, the Company's general meeting and board of directors decided to defer the exercise date of the Series 2 warrants from December 9, 2017 to February 9, 2018 and to reduce the exercise price of the warrants from 7.50 NIS to 6.50 NIS. On February 9, 2018 the Series 2 Warrants expired with no further exercises.
Private offering [Member]
Statement Line Items [Line Items]
Shares issued	416,456
Exercise price	$ 0.30
Additional warrants	12,893
Antidilution rights	$ 34
Public offering [Member]
Statement Line Items [Line Items]
Shares issued	5,781,580
Exercise price	$ 0.30
Additional warrants	14,900
Antidilution rights	$ 481
Series A warrants [Member]
Statement Line Items [Line Items]
Warrant description			The Series A warrants has a term of six years, are exercisable immediately and have an exercise price of $14.35 per ADS. The Series B warrants will become exercisable, if at all, commencing 120 days after issuance, at the discretion of the holder thereof until exercised in full, if at the 120th day after issuance, 80% of the lowest volume weighted average price of the ADSs during the five trading days immediately prior to such date, or the Reset Price, is lower than $14.35. In such event, each Series B warrant holder will be entitled to additional ADSs at an exercise price of $0.001 per ADS with the number of ADSs exercisable equal to the aggregate investment by such holder in connection with the closing of this offering divided by the Reset Price, less any ADSs issued to such holder at the closing of this offering. In no event shall the Reset Price be less than $4.305, subject to customary adjustments for reverse and forward stock splits, stock dividends